Exchangeable Securities (Tables)	12 Months Ended
Dec. 31, 2025
Exchangeable Securities [Abstract]
Disclosure of borrowing costs	Exchangeable Securities

As at	Dec. 31, 2025			Dec. 31, 2024
	Carrying value	Face value	Interest	Carrying value	Face value	Interest
Exchangeable debentures – due May 1, 2039(1)	350	350	7%	350	350	7%
Exchangeable preferred shares(2)	400	400	7%	400	400	7%
Total exchangeable securities	750	750		750	750
(1)Seven per cent unsecured subordinated debentures due May 1, 2039.
(2)Redeemable, retractable first preferred shares (Series I). Exchangeable preferred share dividends are reported as interest expense.

Disclosure of sensitivity analysis of fair value measurement to changes in unobservable inputs, liabilities

As at	Dec. 31, 2025		Dec. 31, 2024
Description	Base fair value	Sensitivity	Base fair value	Sensitivity
Option to exchange – embedded derivative	—	+nil -41	—	+nil -30